INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
INCOME TAXES
INCOME TAXES
Income tax expense is as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Current tax expense	95,076	201,274	189,492
Deferred tax expense/(income)	66,325	8,718	(18,290)
Taxes relating to prior periods	(145,084)	(1,232)	(3,567)
Total income tax expense	16,317	208,760	167,635

The Group’s entities participate in a group Italian tax consolidation under Ferrari N.V..
In September 2018, the Group signed an agreement with the Italian Revenue Agency in relation to the Patent Box tax regime, which provides tax benefits for companies that generate income through the use, both direct and indirect, of copyrights, patents, trademarks, designs and know-how. The agreement relates to the five-year period from 2015 to 2019. The Group applied the Patent Box tax regime for the calculation of income taxes starting in the third quarter of 2018. The Patent Box tax benefit relating to the years 2015 to 2017 was recorded within taxes relating to prior periods in 2018 and amounted to €141 million, of which €139 million was from direct use and €2 million was from indirect use of copyrights, patents, trademarks, designs and know-how. The estimated Patent Box tax benefit relating to the year 2018 amounted to €61 million and is recorded within current tax expense for 2018.
The reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the theoretical tax rates in effect in Italy, is as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Theoretical income tax expense, net of IRAP	192,706	179,077	156,022
Tax effect on:
Permanent and other differences	(58,877)	(7,061)	(10,219)
Effect of changes in tax rate and tax regulations	—	4,862	1,280
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	1,216	2,344	853
Taxes relating to prior years	(145,084)	(1,232)	(3,567)
Withholding tax on earnings	1,514	2,420	2,017
Total income tax (benefit)/expense, net of IRAP	(8,525)	180,410	146,386
Effective tax rate, net of IRAP	(1.1)%	24.2%	25.8%
IRAP (current and deferred)	24,842	28,350	21,249
Total income tax expense	16,317	208,760	167,635
Theoretical income taxes have been calculated at the corporate income tax rate in Italy for the respective years, which was 24.0 percent for the years ended December 31, 2018 and 2017, and 27.5 percent for the year ended December 31, 2016 (a change in Italian tax law approved a reduction in the corporate income tax rate from 27.5 percent to 24 percent, effective from 2017).
In order to facilitate the understanding of the tax rate reconciliation presented above, income tax expense has been presented net of Italian Regional Income Tax (“IRAP”). IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is applied on the tax base at 3.9 percent for each of the years ended December 31, 2018, 2017 and 2016.
The decrease in the effective tax rate net of IRAP from 24.2 percent in 2017 to (1.1) percent in 2018 was primarily attributable to the positive impact of the Patent Box, as described above, including the benefit relating to the years 2015 to 2017 which was recognized in 2018. The Patent Box benefit relating to the years 2015 to 2017 is included within “taxes relating to prior years” and the Patent Box benefit relating to 2018 is included within “permanent and other differences” in the tax rate reconciliation above.

The decrease in the effective tax rate net of IRAP from 25.8 percent in 2016 to 24.2 percent in 2017 was primarily attributable to the combined effects of a reduction in the Italian corporate income tax rate from 27.5 percent to 24 percent (effective from 2017), deductions related to eligible research and development costs and depreciation of fixed assets in accordance with tax regulations in Italy, partially offset by a decrease in net deferred tax assets due to the Tax Cuts and Jobs Act that was enacted into law in the U.S on December 22, 2017. The Tax Act includes various changes to the tax law, including a reduction in the corporate income tax rate from 35 percent to 21 percent effective January 1, 2018. The Group recognized the effects of the changes in the tax rate and laws resulting from the Tax Act in 2017, which resulted in a €4,646 thousand decrease in net deferred tax assets, recorded through the income statement, related to adjusting deferred tax assets and liabilities to reflect the new corporate tax rate. The accounting for the effects of the rate change on deferred tax balances is complete and no provisional amounts were recorded for this item.

The analysis of deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017, is as follows:

	At December 31,
	2018	2017
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	27,297	63,286
To be recovered within 12 months	33,447	30,805
	60,744	94,091
Deferred tax liabilities:
To be realized after 12 months	(14,497)	(9,885)
To be realized within 12 months	(24,645)	(1,092)
	(39,142)	(10,977)
Net deferred tax assets	21,602	83,114

The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2017	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2018
	(€ thousand)
Deferred tax assets arising on:
Provisions	102,243	5,249	—	655	108,147
Deferred income	46,198	3,131	—	2,249	51,578
Employee benefits	2,562	—	(88)	—	2,474
Cash flow hedge reserve	(2,432)	—	3,608	—	1,176
Foreign currency exchange rate differences	740	119	—	—	859
Inventory obsolescence	37,615	521	—	139	38,275
Allowances for doubtful accounts	3,999	303	—	(1)	4,301
Depreciation	16,570	399	—	272	17,241
Other	12,383	1,876		(3,112)	11,147
Total deferred tax assets	219,878	11,598	3,520	202	235,198
Deferred tax liabilities arising on:
Depreciation	(8,930)	(24)	—	(349)	(9,303)
Capitalization of development costs	(114,775)	(56,932)	—	—	(171,707)
Employee benefits	(1,868)	(161)	—	1,359	(670)
Exchange rate differences	(647)	501	—	(3)	(149)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(10,652)	(5,180)	—	—	(15,832)
Withholding tax on undistributed earnings	—	(16,371)	—	—	(16,371)
Other	—	244	—	193	437
Total deferred tax liabilities	(136,873)	(77,923)	—	1,200	(213,596)
Deferred tax assets arising on tax loss carry-forward	109	—	—	(109)	—
Total net deferred tax assets	83,114	(66,325)	3,520	1,293	21,602

	At December 31, 2016	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2017
	(€ thousand)
Deferred tax assets arising on:
Provisions	111,321	(6,959)	—	(2,119)	102,243
Deferred income	43,549	2,649	—	—	46,198
Employee benefits	2,370	(11)	203	—	2,562
Cash flow hedge reserve	7,325	—	(9,757)	—	(2,432)
Foreign currency exchange rate differences	3,028	(2,288)	—	—	740
Inventory obsolescence	24,569	13,515	—	(469)	37,615
Allowances for doubtful accounts	4,107	(94)	—	(14)	3,999
Depreciation	19,853	(3,283)	—	—	16,570
Other	13,833	2,007	—	(3,457)	12,383
Total deferred tax assets	229,955	5,536	(9,554)	(6,059)	219,878
Deferred tax liabilities arising on:
Depreciation	(17,592)	7,408	—	1,254	(8,930)
Capitalization of development costs	(90,480)	(24,295)	—	—	(114,775)
Employee benefits	(1,745)	(123)	—	—	(1,868)
Exchange rate differences	(3,547)	2,900	—	—	(647)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(11,004)	352	—	—	(10,652)
Withholding tax on undistributed earnings	(1,150)	1,150	—	—	—
Total deferred tax liabilities	(125,519)	(12,608)	—	1,254	(136,873)
Deferred tax assets arising on tax loss carry-forward	1,810	(1,646)	—	(55)	109
Total net deferred tax assets	106,246	(8,718)	(9,554)	(4,860)	83,114

The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans.
Deferred taxes on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future. For additional information, at December 31, 2018, the aggregate amount of temporary differences related to remaining distributable earnings of the Group’s subsidiaries where deferred tax liabilities have not been recognized amounted to €92,437 thousand.